VIA EDGAR

March 24, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          TFLIC Series Life Account
1933 Act File No.  333-192820/1940 Act File No. 811-8878
TFLICTransamerica Journey

CIK No. 0000933275

To the Commission:

On behalf of Transamerica Financial Life Insurance Company (“Transamerica Financial”) and TFLIC Series Life Account (the "Registrant"), we are transmitting for electronic filing via EDGAR under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, as amended (the “1940 Act”), Pre-Effective Amendment No. 1 to Form N-6.

The Amendment reflects changes made in response to the Commissions comments in the letter dated February 10, 2014.  A subsequent Pre-Effective Amendment will be filed that will include all of the exhibits and the 2013 financial information once that information is made available.

Please do not hesitate to contact Art Woods, Esq. at (727) 299-1830 if you have any questions regarding this filing.

Sincerely,

/s/ Gayle A. Morden
Gayle Morden
Manager – Registered Products & Distribution
cc:          Mary Jane Wilson-Bilik, Esq.
Arthur D. Woods, Esq.